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[DECHERT COMPANY LOGO]                                  200 Clarendon Street
                                                        27th Floor
                                                        Boston, MA  02116-5021
                                                        +1  617  728  7100  Main
                                                        +1  617  426  6567  Fax
                                                        www.dechert.com

August 3, 2006

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
1000 F Street, N.E.
Washington, D.C. 20549-4644


Re: THE HARTFORD MUTUAL FUNDS, INC., FILE NOS. 333-02381/811-07589

Dear Sir or Madam:

Please be advised that in lieu of filing a copy of the form of prospectuses and Statement of Additional Information being used in connection with the offering of shares for The Hartford Balanced Income Fund, The Hartford MidCap Growth Fund and The Hartford Select SmallCap Value Fund, three new series of The Hartford Mutual Funds, Inc. (the "Registrant") under Rule 497(c) under the Securities Act of 1933, as amended (the "1933 Act"), we hereby certify the following pursuant to Rule 497(j) under the 1933 Act:

      1. that the form of prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) of the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 50 to the Registrant's registration statement (the "Amendment") filed on July 28, 2006; and

      2. that the text of the Amendment was filed electronically with the Securities and Exchange Commission on July 28, 2006 as part of Post-Effective Amendment No. 50 under the 1933 Act to the Registrant's registration statement.

If you have any questions concerning this filing, please do not hesitate to contact the undersigned at 617.728.7113.


                                               Very truly yours,

                                               /s/ Brian J. Montana
                                               --------------------
                                               Brian J. Montana

cc: John V. O'Hanlon, Esq.


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